Significant related party transactions - Schedule of Remuneration of Key Management Personnel (Details) - Related Party - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Salary, wages and consultancy fees	$ 4,187,722	$ 3,651,073	$ 2,554,359
Bonuses	305,473	512,524	2,137,721
Post-employment benefits (pension)	116,150	125,591	361,955
Total remuneration	$ 4,609,345	$ 4,289,188	$ 5,054,035